Summary of Reconciliation of Financial Position (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Jan. 02, 2021	Jan. 01, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 12,638,547	$ 1,320,802	$ 1,026,990			$ 202,712
Accounts receivable	1,062,942		709,805			773,311
Prepaid expenses and deposits	209,345		95,503			24,302
Total current assets	13,910,834		1,832,298			1,000,325
Oil and gas properties, net	1,056,767		1,420,613			2,224,473
Exploration and evaluation assets	3,119,105		3,116,146			3,122,443
Property and equipment, net	133,436		147,134			128,257
Restricted cash	4,954		5,438			11,763
Total assets	18,225,096		6,521,629			6,487,261
Current liabilities:
Accounts payable and accrued liabilities	1,231,571		852,481			1,496,510
Loans payable	339,371		630,534			549,424
Lease liability	4,783		6,732			12,116
Total current liabilities	1,575,725		1,489,747			2,058,050
Asset retirement obligation	8,384,945		8,993,108			9,355,422
Loans payable	15,014		18,513			17,730
Derivative liability						11,027
Derivative liability	741,739		472,899			1,804,572
Lease liability	9,694		8,592			27,693
Total liabilities	10,727,117		10,982,859			13,274,494
Stockholders’ equity (deficiency):
Common stock	2,707		1,828			1,253
Share premium	44,557,756		32,175,293			26,331,369
Notes and amounts receivable for equity issued	(1,193,641)		(1,193,641)
Shares to be cancelled	5,323		5,323
Obligation to Issue Shares	88,998		7,450			15,342
Warrant and option reserve	2,324,162		1,040,779			1,177,099
Accumulated other comprehensive loss	(705,301)		(847,412)			(490,172)
Accumulated deficit	(37,582,025)		(35,650,850)			(33,822,124)
Total stockholders’ equity (deficiency)	7,497,979	(14,321,520)	(4,461,230)			(6,787,233)
Total liabilities and stockholders’ equity (deficiency)	18,225,096		6,521,629			$ 6,487,261
Revenue
Oil and natural gas sales	1,013,625	944,562
Cost and expenses
Production	622,318	632,501
Depletion	66,549	109,101	415,686
Depreciation	11,180	7,007
Accretion of asset retirement obligation	224,828	22,873
Stock based compensation	84,721	36,900
General and administrative	1,111,900	483,624
Total expenses	2,297,898	1,376,155
Loss before other income (expenses)	1,284,273	431,593
Other income (expenses)
Interest expense	(21,405)	(44,688)
Interest income	19,631	1,974
Finance cost	(26,512)	(11,299)
Foreign exchange loss	(121,125)	(66,445)
Loss on debt extinguishment	71,282	(72,105)
Change in fair value of derivative liability	(568,773)	(8,730,596)
Total other income (expense)	(646,902)	(8,923,195)
Net loss	$ (1,931,175)	$ (9,354,788)
Loss per share	$ (0.01)	$ (0.07)
Weighted average number of shares outstanding	199,981,409	130,517,223
Other comprehensive loss
Foreign currency translation adjustments	$ 142,111	$ (82,617)
Comprehensive loss	(1,789,064)	(9,437,405)
IFRS [member]
Current assets:
Cash and cash equivalents			1,026,990	$ 202,712
Accounts receivable			709,805	773,311
Prepaid expenses and deposits			95,503	24,302
Total current assets			1,832,298	1,000,325
Oil and gas properties, net			1,420,613	2,224,743
Exploration and evaluation assets			3,116,146	3,122,443
Property and equipment, net			147,134	128,257
Restricted cash			5,438	11,763
Total assets			6,521,629	6,487,261
Current liabilities:
Accounts payable and accrued liabilities			852,481	1,496,510
Loans payable			630,534	549,424
Lease liability			6,732	12,116
Total current liabilities			1,489,747	2,058,050
Asset retirement obligation			8,993,108	9,355,422
Loans payable			18,513	17,730
Derivative liability			472,899	11,027
Derivative liability				1,804,572
Lease liability			8,592	27,693
Total liabilities			10,982,859	13,274,494
Stockholders’ equity (deficiency):
Common stock			1,828	1,253
Additional paid-in capital
Share premium			32,175,293	26,331,369
Notes and amounts receivable for equity issued			(1,193,641)
Stock subscriptions and stock to be issued				15,342
Shares to be cancelled			5,323
Obligation to Issue Shares			7,450
Warrant and option reserve			1,040,779	1,177,099
Accumulated other comprehensive loss			(847,412)	(490,172)
Accumulated deficit			(35,650,850)	(33,822,124)
Total stockholders’ equity (deficiency)			(4,461,230)	(6,787,233)
Total liabilities and stockholders’ equity (deficiency)			6,521,629	$ 6,487,261
Revenue
Oil and natural gas sales		944,562
Cost and expenses
Production		632,501
Depletion		109,101
Depreciation		7,007
Accretion of asset retirement obligation		22,873
Stock based compensation		36,900
General and administrative		567,773
Total expenses		1,376,155
Loss before other income (expenses)		(431,593)
Other income (expenses)
Interest expense		(44,688)
Interest income		1,974
Finance cost		(11,299)
Foreign exchange loss		(66,445)
Other expense		(36)
Loss on debt extinguishment		(72,105)
Change in fair value of derivative liability		(8,730,596)
Total other income (expense)		(8,923,195)
Net loss		$ (9,354,788)
Loss per share		$ (0.07)
Weighted average number of shares outstanding		30,517,223
Other comprehensive loss
Foreign currency translation adjustments		$ (82,617)
Comprehensive loss		(9,437,405)
Previously stated [member]
Current assets:
Cash and cash equivalents			1,026,990		$ 202,712
Accounts receivable			709,805		773,311
Prepaid expenses and deposits			95,503		24,302
Total current assets			1,832,298		1,000,325
Oil and gas properties, net			5,172,943		5,346,916
Exploration and evaluation assets
Property and equipment, net			147,134		128,257
Restricted cash			5,438		11,763
Total assets			7,157,813		6,487,261
Current liabilities:
Accounts payable and accrued liabilities			852,481		1,496,510
Loans payable			630,534		549,424
Lease liability			6,732		12,116
Total current liabilities			1,489,747		2,058,050
Asset retirement obligation			4,426,978		4,010,624
Loans payable			18,513		17,730
Derivative liability			472,899		11,027
Derivative liability					1,804,572
Lease liability			8,592		27,693
Total liabilities			6,416,729		7,929,696
Stockholders’ equity (deficiency):
Common stock			1,828		1,253
Additional paid-in capital			33,295,413		27,508,468
Share premium
Notes and amounts receivable for equity issued			(1,193,641)
Stock subscriptions and stock to be issued					15,342
Shares to be cancelled			5,323
Obligation to Issue Shares			7,450
Warrant and option reserve
Accumulated other comprehensive loss			(847,412)		(490,172)
Accumulated deficit			(30,527,877)		(28,477,326)
Total stockholders’ equity (deficiency)			741,084		(1,442,435)
Total liabilities and stockholders’ equity (deficiency)			7,157,813		6,487,261
Revenue
Oil and natural gas sales		944,562
Cost and expenses
Production		632,501
Depletion		69,219
Depreciation		7,007
Accretion of asset retirement obligation		100,266
Stock based compensation		36,900
General and administrative		567,773
Total expenses		1,413,666
Loss before other income (expenses)		(469,104)
Other income (expenses)
Interest expense		(44,688)
Interest income		1,974
Finance cost		(11,299)
Foreign exchange loss		(66,445)
Other expense		(36)
Loss on debt extinguishment		(151,446)
Change in fair value of derivative liability		(8,730,596)
Total other income (expense)		(9,002,536)
Net loss		$ (9,471,640)
Loss per share		$ (0.07)
Weighted average number of shares outstanding		30,517,223
Other comprehensive loss
Foreign currency translation adjustments		$ (82,617)
Comprehensive loss		(9,554,257)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Current assets:
Cash and cash equivalents
Accounts receivable
Prepaid expenses and deposits
Total current assets
Oil and gas properties, net			(3,752,330)		(3,122,443)
Exploration and evaluation assets			3,116,146		3,122,443
Property and equipment, net
Restricted cash
Total assets			(636,184)
Current liabilities:
Accounts payable and accrued liabilities
Loans payable
Lease liability
Total current liabilities
Asset retirement obligation			4,566,130		5,344,798
Loans payable
Derivative liability
Derivative liability
Lease liability
Total liabilities			4,566,130		5,344,798
Stockholders’ equity (deficiency):
Common stock
Additional paid-in capital			(33,295,413)		(27,508,468)
Share premium			32,175,293		26,331,369
Notes and amounts receivable for equity issued
Stock subscriptions and stock to be issued
Shares to be cancelled
Obligation to Issue Shares
Warrant and option reserve			1,040,779		1,177,099
Accumulated other comprehensive loss
Accumulated deficit			(5,122,973)		(5,344,798)
Total stockholders’ equity (deficiency)			(5,202,314)		(5,344,798)
Total liabilities and stockholders’ equity (deficiency)			$ (636,184)
Revenue
Oil and natural gas sales
Cost and expenses
Production
Depletion		39,882
Depreciation
Accretion of asset retirement obligation		(77,393)
Stock based compensation	$ 1,177,099
General and administrative
Total expenses		(37,511)
Loss before other income (expenses)		37,511
Other income (expenses)
Interest expense
Interest income
Finance cost
Foreign exchange loss
Other expense
Loss on debt extinguishment		79,341
Change in fair value of derivative liability
Total other income (expense)		79,341
Net loss		$ 116,852
Loss per share
Weighted average number of shares outstanding
Other comprehensive loss
Foreign currency translation adjustments
Comprehensive loss		$ 116,852